Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

11.  Property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$'m	$'m	$'m	$'m
Net book value at January 1, 2024	595	1,936	97	2,628
Additions	83	114	15	212
Disposals	(7)	(6)	—	(13)
Impairment reversal	—	4	—	4
Depreciation charge	(86)	(192)	(31)	(309)
Transfers*	45	(48)	3	—
Exchange	(9)	(32)	(1)	(42)
At December 31, 2024	621	1,776	83	2,480

Cost	927	2,666	218	3,811
Accumulated depreciation and impairment losses	(306)	(890)	(135)	(1,331)
Net book value at December 31, 2024	621	1,776	83	2,480

Net book value at January 1, 2025	621	1,776	83	2,480
Additions	95	159	20	274
Disposals	(1)	(2)	(1)	(4)
Impairment charge	—	(10)	—	(10)
Depreciation charge	(89)	(205)	(31)	(325)
Exchange	22	74	4	100
At December 31, 2025	648	1,792	75	2,515

Cost	1,047	2,898	247	4,192
Accumulated depreciation and impairment losses	(399)	(1,106)	(172)	(1,677)
Net book value at December 31, 2025	648	1,792	75	2,515

*Transfers during the prior year related to the final categorization of assets which were previously under construction in relation to certain business growth projects in the Americas.

Depreciation expense of $314 million (2024: $298 million; 2023: $257 million) has been charged in cost of sales and $11 million (2024: $11 million; 2023: $18 million) in sales, general and administration expenses.

Construction in progress at December 31, 2025 was $254 million (2024: $244 million).

Included in property, plant and equipment is an amount for land of $80 million (2024: $76 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2024: $nil).

Impairment

During the year ended December 31, 2025, the Group recognized a $10 million impairment charge on property, plant and equipment in respect of early-stage capital expenditure for a proposed greenfield site development in Europe (note 5).

In the year ended December 31, 2024, the Group recognized a $4 million part-reversal of the impairment charge initially recognized in the previous year following the disposal of property, plant and equipment in the Americas, in addition to the re-distribution of certain of the plant and machinery to other facilities in the Group’s operating network.

The Group has considered the carrying value of the property, plant and equipment at December 31, 2025 and assessed the indicators of impairment in accordance with IAS 36. No such indicators of impairment were identified.

The Group has concluded that the potential impact of climate change does not have a significant impact on the carrying value or remaining useful lives of the property, plant and equipment of the Group at December 31, 2025.

Right of use assets — Net book value, depreciation and variable lease expense

The following right-of-use assets were included in property, plant and equipment:

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value at December 31,	$’m	$’m	$’m	$’m
2025	137	226	29	392
2024	115	238	32	385

The increase in the net book value of the right-of-use assets at December 31, 2025 to $392 million is the result of total additions during the year to the right-of-use assets of $98 million and exchange gains of $10 million, partly offset by a depreciation charge of $100 million, comprised of land and buildings ($65 million), plant and machinery ($27 million) and dunnage and other ($8 million) and disposals of $1 million.

The decrease in the net book value of the right-of-use assets at December 31, 2024 to $385 million is primarily the result of a depreciation charge of $92 million, comprised of land and buildings ($63 million), plant and machinery ($22 million) and dunnage and other ($7 million), exchange loss of $5 million and disposals of $3 million, partly offset by total additions during the year to the right-of-use assets of $73 million.

The Group incurred variable lease expense of $42 million for the year ended December 31, 2025 (2024: $45 million, 2023: $40 million) primarily related to warehouse leases.

Capital commitments

The Group had contracted capital commitments in relation to property, plant and equipment at December 31, 2025, of $53 million (2024: $92 million, 2023: $124 million).